Related party transactions (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Total contributions	$ 0	$ (203)
Total dividends received	17,249	2,370
Total sale of shares	(26,195)	0
Viflor [Member]
Statement [Line Items]
Dividends received	41	21
Quality Invest S.A. [Member]
Statement [Line Items]
Sale of shares	(25,961)	0
Irrevocable contributions	0	(203)
Uranga Trading S.A. [Member]
Statement [Line Items]
Dividends received	125	417
BHSA [Member]
Statement [Line Items]
Sale of shares	(83)	0
Dividends received	14,239	0
Condor Hospitality Trust Inc. [Member]
Statement [Line Items]
Dividends received	0	382
Agro Uranga S.A. [Member]
Statement [Line Items]
Dividends received	948	747
Nuevo Puerto Santa Fe S.A [Member]
Statement [Line Items]
Dividends received	442	803
GCDI [Member]
Statement [Line Items]
Sale of shares	(151)	0
La Rural S.A. [Member]
Statement [Line Items]
Dividends received	$ 1,454	$ 0